DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Romeo Power, Inc. designs, engineers, and manufactures lithium-ion cylindrical battery packs for EVs and energy storage solutions, with a focus on battery innovation, functionality, energy density, safety, and performance. We are headquartered in Vernon, California.
Unless the context otherwise requires, “Romeo,” the “Company,” “we,” “us,” or “our” refers to the combined company and its subsidiaries following the Business Combination and “Legacy Romeo” refers to Romeo Systems, Inc.
Acquisition of BorgWarner’s Ownership in the BorgWarner Romeo Power LLC

In May 2019, Legacy Romeo and BorgWarner formed BorgWarner Romeo Power LLC (“the JV” or “BorgWarner JV”). On October 25, 2021, BorgWarner exercised its rights under the JV Agreement to put its ownership interest in the JV to Romeo. Following agreed upon steps related to the put process, Romeo acquired BorgWarner’s 60% ownership interest in the JV pursuant to a Membership Interest Purchase Agreement (the “Purchase Agreement”) on February 4, 2022 (the “Purchase Agreement Closing Date”). Upon acquiring the additional 60% of the JV, Romeo owned 100% interest of the JV. Romeo subsequently dissolved the JV, effective February 11, 2022, and distributed all of the JV’s assets, including its rights under Romeo’s intellectual property, to Romeo. As a result, Romeo has recaptured all of the rights under its intellectual property that it had previously been licensed to the JV under the Intellectual Property License Agreement (the “IP License”). Consequently, we now have the right to exploit all of our intellectual property in all fields of use and all geographic markets. Further, by dissolving the JV and terminating the IP License, we also assumed full, unilateral control of our R&D budget and related activities.

The Company accounted for the Purchase Agreement as an asset acquisition, as it was determined that the acquired JV did not meet the definition of a business under ASC 805, Business Combinations. The total consideration transferred has been allocated to the non-monetary assets acquired and liabilities assumed based on their relative fair value.

As of December 31, 2021, the carrying value of the non-marketable equity investment was $1.3 million, representing the Company’s contributions to the JV offset by the Company’s share of equity method investee losses, and is presented as equity method investments on the consolidated balance sheet. For the quarter ended March 31, 2022, the JV had no revenue and recorded a net loss of $0.7 million up to the time of the acquisition which was February 4, 2022. The Company reflected its 40% share of the JV’s losses as loss in equity method investments in the consolidated statements of operations through the Purchase Agreement Closing Date.

Prior to the Purchase Agreement Closing Date, the unconsolidated balance sheet of the JV had total assets of $3.0 million, total liabilities of $0.3 million and total equity of $2.7 million.

The following table presents the components of the consideration transferred at the Purchase Agreement Closing Date (in thousands):

Description	Purchase Consideration
Cash transferred	$28,614
Carrying amount of the Company’s equity method investment in the JV	1,057
Transaction costs	8,446
Total	$38,117

The primary asset acquired in the Purchase Agreement constitutes an in-process research and development asset (“IPR&D”). Due to the nature of the other assets acquired and liabilities assumed, the difference between the fair value of the consideration transferred and the fair value of the tangible net assets acquired, the remaining cost was allocated solely to the IPR&D. The Company recorded a charge of $35.4 million to acquired in-process research and development expense in the condensed consolidated statements of operations at the Purchase Agreement Closing Date because the Company determined that the IPR&D asset had no alternative future use that is distinct and different from the Company’s existing research and development.
The following table presents the components of the purchase allocation (in thousands):

Description	Amount
Total consideration transferred	$38,117
Cash received	(3,025)
Liabilities assumed	310
Acquired IPR&D	$35,402

The Company has elected the accounting policy to present the cash payments for IPR&D assets acquired in an asset acquisition that have no alternative use as investing activities in our condensed consolidated statements of cash flows for the three months ended March 31, 2022.

Basis of Presentation
The accompanying financial statements include the results of Romeo Power, Inc. and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated and the effect of variable interest entities have been considered in the consolidation.

As of March 31, 2022, we had cash and cash equivalents, and investments of $41.3 million and $25.5 million, respectively. We have recurring losses, which have resulted in an accumulated deficit of $252.6 million as of March 31, 2022. On February 15, 2022, we entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”), which is an affiliate of Yorkville Advisors. Under terms of the SEPA, we have the right, but not the obligation, to sell up to $350.0 million of common equity to an affiliate of Yorkville Advisors, subject to certain limitations, at the time of our choosing during the two-year term of the agreement. During the three months ended March 31, 2022, we issued 16.7 million shares of Common Stock to Yorkville for cash proceeds of $25.0 million with a portion of the shares issued as non-cash stock purchase discount under the SEPA. Despite the access to liquidity resulting from sales of common stock under the SEPA, as a result of continuing anticipated operating cash outflows, capital expenditures, amounts paid to BorgWarner in February 2022, and costs to support future growth, we believe that substantial doubt exists regarding our ability to continue as a going concern for 12 months from the date of the issuance of our financial statements. Although management continues to explore a range of options to further address the Company’s capitalization and liquidity, management cannot conclude as of the date of this filing that it is probable that additional options will become available to fund our longer range investment plans and our operating losses. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Unaudited Interim Financial Information

The accompanying condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information, the instructions to Form 10-Q, and the rules and regulations of the Securities and Exchange Commission (“SEC”). The condensed consolidated financial statements presented herein have not been audited by an independent registered public accounting firm, but include all material adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair presentation of our financial position, results of operations and cash flows for the period. These results are not necessarily indicative of results for any other interim period or for the full fiscal year.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted pursuant to the rules of the SEC. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2021, as filed with the SEC on March 1, 2022 (the “2021 Form 10-K”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make certain estimates and assumptions for the reporting periods covered by the financial statements. These estimates and assumptions affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent liabilities. Actual amounts could differ from these estimates. The condensed consolidated financial statements have been prepared under the assumption that Romeo will continue as a going concern.

Reclassification of Presentation in Our Condensed Consolidated Balance Sheets, Our Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income and Note 3 to Our Condensed Consolidated Financial Statements

Revenues of comparative prior period in our consolidated statements of operations and comprehensive (loss) income are reclassified to conform with our current revenue presentation. In the condensed consolidated statements of operations, we have combined related party revenues with product revenues and service revenues and disclosed the amount of related party revenues in a captioned note.

Revenues of comparative prior period presented in Note 3 are reclassified to conform with our current revenue presentation. We present disaggregated revenue by product and service instead of further disaggregating product by battery packs and modules.

Immaterial Correction of Previously Issued Condensed Consolidated Financial Statements

During the quarter ended September 30, 2021, we identified a misstatement in our accounting for performance and market-based options granted in 2020 to our former Chairman and Chief Executive Officer (“CEO”), who was awarded 4,633,978 stock options at an exercise price of $6.69 per share. All shares covered by such award were subject to time based, performance and market condition vesting requirements.

As of December 29, 2020, the date of the Business Combination, the performance condition was satisfied (the “Performance Condition Date”), and we began recognizing stock-based compensation expense, based on the fair value of the award at August 12, 2020 which was the stock option grant date (the “Grant Date”). We recognized expense prospectively, over the remaining requisite service period, which was six months from the date of the Business Combination and included the period of December 29, 2020 through June 27, 2021.

However, in accordance with Accounting Standards Codification (“ASC”) 718, Compensation—Stock Compensation, we should have recognized a cumulative catch-up adjustment upon the performance condition being satisfied on December 29, 2020 for the services rendered from the Grant Date through the Performance Condition Date. This resulted in an understatement of $4.1 million in stock-based compensation expense, included within selling, general and administrative expense and additional paid-in capital as of December 31, 2020 and a subsequent overstatement of stock-based compensation expense, included within selling, general and administrative expense, during the interim periods ended March 31, 2021 and June 30, 2021.

The Company evaluated the materiality of the error both qualitatively and quantitatively in accordance with Staff Accounting Bulletin (“SAB”) No. 99, Materiality, and SAB No. 108, Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements, and determined the effect of the correction was not material to the previously issued financial statements.

The following tables provide the impact of the correction on our previously issued condensed consolidated financial statements for the three months ended March 31, 2021.

Condensed Consolidated Balance Sheets	As of March 31, 2021
	As Previously Reported	Stock-based Compensation Adjustment	As Corrected
	(In thousands)
Additional paid-in capital	$416,308	$2,027	$418,335
Accumulated deficit	(87,431)	(2,027)	(89,458)

Condensed Consolidated Statements of Operations	For the Three Months Ended March 31, 2021
	As Previously Reported	Stock-based Compensation Adjustment	As Corrected
	(In thousands except share and per share data)
Selling, general and administrative expenses	$17,999	$(2,097)	$15,902
Total operating expenses	21,770	(2,097)	19,673
Operating loss	(25,543)	2,097	(23,446)
Income before income taxes and loss in equity method investments	90,665	2,097	92,762
Net Income	90,012	2,097	92,109

Net income per share
Basic	$0.70	$0.02	$0.72
Diluted	0.66	0.02	0.68
Weighted average number of shares outstanding
Diluted	135,812,697	78,022	135,890,719

Condensed Consolidated Statement of Stockholders’ Equity	For the Three Months Ended March 31, 2021
	As Previously Reported	Stock-based Compensation Adjustment	As Corrected
	(In thousands)
Additional paid-in capital - December 31, 2020	$373,129	$4,124	$377,253
Stock-based compensation	6,553	(2,097)	4,456
Additional paid-in capital, Balance - March 31, 2021	416,308	2,027	418,335
Accumulated deficit - December 31, 2020	(177,443)	(4,124)	(181,567)
Net income	90,012	2,097	92,109
Accumulated deficit, Balance - March 31, 2021	(87,431)	(2,027)	(89,458)

Condensed Consolidated Statement of Cash Flows	For the Three Months Ended March 31, 2021
	As Previously Reported	Stock-based Compensation Adjustment	As Corrected
	(In thousands)
Cash flows from operating activities:
Net income	$90,012	$2,097	$92,109
Adjustments to reconcile net income to net cash used for operating activities:
Stock-based compensation	6,553	(2,097)	4,456